Finance Income And Costs	12 Months Ended
Dec. 31, 2021
Interest costs [abstract]
Finance Income And Costs

NOTE 7: FINANCE INCOME & COSTS

Finance income for the years ended December 31, 2021, 2020 and 2019 were as follows:

	For the year ended December 31,
	2021	2020	2019
Finance income from short term deposits	$237	$209	$748
Finance income from loan to parent (Note 20)	4,222	8,277	3,520
Other finance income	168	161	311
Total finance income	$4,627	$8,647	$4,579

Finance costs for the years ended December 31, 2021, 2020 and 2019 were as follows:

	For the year ended December 31,
	2021	2020	2019
Interest on debts and borrowings	$56,327	$45,516	$37,979
Deferred finance cost	3,509	2,806	2,552
Interest on lease liabilities	678	606	654
Other finance costs	4,722	–	–
Total finance costs	$65,236	$48,928	$41,185

Foreign exchange differences, net for the years ended December 31, 2021, 2020 and 2019 were as follows:

Foreign exchange differences, net for the year ended December, 31 2021, comprise a $85 loss and a $2,722 gain, arising from the different currencies in each country the Company operates. Foreign exchange differences, net for the year ended December, 31 2020, comprise a $109 loss and a $683 gain. Foreign exchange differences for the year ended 2019 comprise a $1,857 loss and a $261 gain.